Note 5 - Notes and Convertible Notes	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Short-term Debt [Text Block]
Note
5.
Notes and Convertible Notes Payable

As of
December
31,
2015,
we have outstanding a total of
$3,245,972
unsecured convertible promissory notes with a maturity date of
June

1,

2018,
which accrue interest at a rate of
12%
per annum. We
may
pay these notes at maturity by the issuance of common stock at the rate set forth in the note. These notes include those issued to investors in the
2015
Unit Offering (see
“2015
Unit Offering” immediately below), and notes that were converted into
2015
Unit Offering notes (see Note
6).

For the years ended
December
31,
2014
and
2015,
we recorded
$348,153
and
$994,671
of interest expense related to our line of credit, convertible notes payable and amortization of discount on convertible notes payable.

2015
Unit Offering

  On
January
15,
2015,
we commenced a private securities offering of “units”, each Unit consisting of a convertible promissory note and Series A stock purchase warrant
(“2015
Unit Offering”). The price and availability of the Units are set forth in a “Pricing Supplement” issued from time - to - time, and priced up to a
30%
discount to the market price of the Company’s common stock. The Offering is subject to an over - allotment of
20%,
or an additional
$1,000,000
in Units, for an aggregate total of
$6,000,000,
and shall be known as the Company’s
“2015
Unit Offering.” The Company has the right to register the common shares underlying the notes and warrants (“Shares”) with the Securities and Exchange Commission, and the obligation to register the Shares in the event we are successful in raising
$3,000,000
of gross proceeds.

Purchasers of the Units will receive an unsecured   convertible promissory note bearing interest at the rate of
12%
per annum on the amount invested. Any interest due will be paid quarterly in arrears in cash or shares of common stock. If paid by the issuance of common stock, interest is paid at a conversion price equal to the average closing price of the Company’s common stock over the
20
trading days prior to the interest payment due date. The principal amount of the note may
be paid by the issuance of shares of common stock, or cash, upon maturity at the Company’s election. When paid in shares, the number of shares to be issued shall be calculated by dividing the principal amount invested by the Unit price, as it is established at the time of the original investment by the applicable Pricing Supplement. The notes may
be converted at any time by the investor, at maturity by the Company, or by the Company prior to maturity, so long as all of the following conditions are met: (i) the Shares issued as payment are registered with the SEC, (ii) the Company’s common stock closes for ten
consecutive trading days at or above
three
times the Unit price. The Notes mature on
June
1,
2018.

Each Series A warrant allows for the purchase of the number of common shares equal to the investment amount divided by the Unit price, (e.g., one
warrant share for each share of common stock which the investor is eligible to receive through conversion of his original convertible note) and, the warrant will have an exercise price as set forth in the Pricing Supplement. Each Series A warrant expires
June
1,
2020.
The Company
may
“call” the Series A warrant, requiring the investor to exercise the warrant within
30
days or forever lose the rights to do so, only if the following conditions have been met: (i) the underlying Shares are registered with the SEC, and (ii) the Company’s common stock closes for
10
consecutive trading days at or above
two
times the exercise price.

During the year ended
December
31,
2015,
we received
$2,671,713
and issued unsecured convertible promissory notes with maturity dates of
June

1,

2018,
which accrue interest at a rate of
12%
per annum, and are convertible at the Unit price set forth in the investor’s subscription agreement. Of this amount, notes in the face amount of
$1,535,000
were issued at a Unit price of
$0.25,
and
$1,136,713
at a Unit price of
$0.35.
Each investor, for no additional consideration, received a Series A stock purchase warrant. (See Note
7.)

December/January Notes

In
December
2014,
we received
$200,000
and issued unsecured convertible promissory notes each with a one
- year maturity date, which accrue interest at a rate of
12%
per annum. Each noteholder, for no additional consideration, received a stock purchase warrant exercisable at
$0.30
per share, which terminates
three
years after the date of issuance. We issued warrants to purchase an aggregate
350,000
shares. The fair value of the warrants and the intrinsic value of the   beneficial conversion feature resulted in a
$200,000
discount on the convertible note payables. Each noteholder
may
exchange the note for the securities offered in our current private securities offering.

In
January
2015,
we received
$133,000
and issued unsecured convertible promissory notes each with a one
- year maturity date, which accrue interest at a rate of
12%
per annum. Each noteholder, for no additional consideration, received a stock purchase warrant exercisable at
$0.30
per share, which terminates
three
year after the date of issuance. (See Note
7).

In
2015,
these notes were converted to a convertible promissory note and Series A stock purchase warrant on the same terms as our
2015
Unit Offering. (See Note
6.)

Line of Credit

On
November
19,
2013,
we received
$50,000
pursuant to a line of credit which accrues interest at a rate of
24%.
We have pledged our inventory and accounts receivable as collateral. The maturity date of the line of credit is
May
15,
2016.

In
September
2015,
this line of credit was converted to a convertible promissory note and Series A stock purchase warrant on the same terms as our
2015
Unit Offering. (See Note
6.)